ORGANIZATION AND BUSINESS (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND BUSINESS
Schedule of Company and its Subsidiaries
Company	Activities	Country	Units	Participation	Percentage
BRB Foods Inc.	Holding	USA	1	-	100%
Thamuz LLC	Holding	USA	1	Direct	100%
BR Brands S.A.	Industrialization and sale of grains (mainly rice and beans), pasta, flour, among other products	Brazil	4	Indirect	100%
Boni Logística Ltda.	Distribution centers, transport and logistics solutions,	Brazil	1	Indirect	100%